Subsequent events	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Subsequent events
33. Subsequent events

In January 2026 the PagSeguro Group paid R$961,658 related to a borrowing contracted in January 2025. Also, in February 2026 the Group contracted a new borrowing in the amount of R$620,690 with an interest rate of 106% of the CDI and maturity of one year from execution date.

In January and February 2026, the PagSeguro Group repurchased 2,970,972 shares in the total amount of R$162,203 and the average price of U$10.79.

In February the Board of Directors approved the immediate cancelation of 15,000,000 common shares held in treasury. As a result of cancellation PagSeguro’s share capital will be comprised of 170,218,201 Class A common shares (including 11,158,370 shares held in treasury) and 120,459,508 Class B common shares, totaling 290,677,709 common shares.

In February 2026 the PagSeguro Group delivered 2,784,488 shares from treasury shares in connection with the LTIP-Goals.

In February 2026 the PagSeguro Group paid the total amount of R$171,985 related to dividends being R$97,548 to controlling shareholders and R$74,437 to third-party shareholders, respectively.

On March 1, 2026, PagSeg incorporated CDS, TILIX and Pag Participações and PagSeguro Tecnologia incorporated Biva Serviços.